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                                                                      497(e)

                                                               April 1, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]





              SUPPLEMENT DATED APRIL 1, 2004 TO THE PROSPECTUS OF

         Morgan Stanley Aggressive Equity Fund, dated September 30, 2003
             Morgan Stanley Allocator Fund, dated December 31, 2002
        Morgan Stanley American Opportunities Fund, dated March 18, 2004
             Morgan Stanley Biotechnology Fund, dated July 30, 2003
      Morgan Stanley California Tax-Free Income Fund, dated March 18, 2004
       Morgan Stanley Capital Opportunities Trust, dated February 27, 2004
      Morgan Stanley Convertible Securities Trust, dated November 28, 2003
   Morgan Stanley Developing Growth Securities Trust, dated November 28, 2003
      Morgan Stanley Dividend Growth Securities Inc., dated April 29, 2003
        Morgan Stanley European Growth Fund Inc., dated December 30, 2003 Morgan Stanley Federal Securities Trust, dated December 30, 2003
          Morgan Stanley Financial Services Trust, dated July 30, 2003
          Morgan Stanley Flexible Income Trust, dated December 30, 2003
   Morgan Stanley Fund of Funds -- Domestic Portfolio, dated November 28, 2003
            Morgan Stanley Fund of Funds -- International Portfolio,
                             dated November 28, 2003
         Morgan Stanley Fundamental Value Fund, dated November 28, 2003
           Morgan Stanley Global Advantage Fund, dated August 11, 2003
      Morgan Stanley Global Dividend Growth Securities, dated May 30, 2003
           Morgan Stanley Global Utilities Fund, dated April 30, 2003
                 Morgan Stanley Growth Fund, dated May 30, 2003
         Morgan Stanley Health Sciences Trust, dated September 30, 2003
        Morgan Stanley High Yield Securities Inc., dated October 30, 2003
           Morgan Stanley Income Builder Fund, dated November 28, 2003
               Morgan Stanley Information Fund, dated May 30, 2003
           Morgan Stanley International Fund, dated December 30, 2003
        Morgan Stanley International SmallCap Fund, dated August 11, 2003
     Morgan Stanley International Value Equity Fund, dated October 30, 2003
                Morgan Stanley Japan Fund, dated August 11, 2003
          Morgan Stanley KLD Social Index Fund, dated February 27, 2004
            Morgan Stanley Mid-Cap Value Fund, dated October 30, 2003
          Morgan Stanley Nasdaq-100 Index Fund, dated February 27, 2004
          Morgan Stanley Natural Resource Development Securities Inc.,
                              dated April 29, 2003
       Morgan Stanley New York Tax-Free Income Fund, dated March 18, 2004
        Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2003
           Morgan Stanley Quality Income Trust, dated October 30, 2003
            Morgan Stanley Real Estate Fund, dated February 27, 2004
            Morgan Stanley S&P 500 Index Fund, dated October 30, 2003
        Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2003
            Morgan Stanley Special Growth Fund, dated April 30, 2003
           Morgan Stanley Special Value Fund, dated September 30, 2003
            Morgan Stanley Strategist Fund, dated September 30, 2003
        Morgan Stanley Tax-Exempt Securities Trust, dated March 18, 2004
        Morgan Stanley Total Market Index Fund, dated September 30, 2003
           Morgan Stanley Total Return Trust, dated September 30, 2003
      Morgan Stanley U.S. Government Securities Trust, dated March 18, 2004

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                                                               April 1, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]





              Morgan Stanley Utilities Fund, dated March 18, 2004
              Morgan Stanley Value Fund, dated November 28, 2003
         Morgan Stanley Value-Added Market Series -- Equity Portfolio,
                             dated August 29, 2003


     The paragraph in each Fund's prospectus in the section titled "Share Class Arrangements - Class B Shares - CDSC Waivers" that discusses a CDSC waiver for simultaneous redemption of shares and investment in the Investment Manager's mutual fund asset allocation program, is hereby deleted and replaced with the following paragraph:


          o Sales of shares purchased prior to April 1, 2004 or acquired in exchange for shares purchased prior to April 1, 2004, if you simultaneously invest the proceeds from such sale in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares acquired in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.









            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.